Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Intangible Assets

	Goodwill (Note (a))	Others	Total
	RMB million	RMB million	RMB million
Cost at January 1, 2021, net of accumulated amortization	11,270	448	11,718
Additions	—	191	191
Transfer from construction in process	—	14	14
Amortization provided during the year	—	(210)	(210)

At December 31, 2021	11,270	443	11,713

At December 31, 2021:
Cost	11,270	1,765	12,937
Accumulated amortisation	—	(1,322)	(1,224)
Net carrying amount	11,270	443	11,713

	Goodwill	Others	Total
	RMB million	RMB million	RMB million
Cost at January 1, 2020, net of accumulated amortization	11,270	428	11,698
Additions	—	263	263
Transfer from construction in process	—	1	1
Disposal	—	(5)	(5)
Amortization provided during the year	—	(239)	(239)

At December 31, 2020	11,270	448	11,718

At December 31, 2020:
Cost	11,270	1,462	12,732
Accumulated amortisation	—	(1,014)	(1,014)

Net carrying amount	11,270	448	11,718

Note:

(a)
The balance represents goodwill arising from the acquisition of Shanghai Airlines. The value of the goodwill is attributable to strengthening the competitiveness of the Group’s airline transportation operations, attaining synergy through integration of the resources and accelerating the development of international air transportation in Shanghai. For the purpose of impairment assessment, goodwill was allocated to the cash-generating unit (“CGU”) of airline transportation operations that the Group operates and benefits from the acquisition.